Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable, net	$ 706.1	$ 744.6
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable, net	$ 219.0	$ 276.2
Financing receivable, percentage greater than 90 days past due	7.90%	5.90%
Argentina
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable, net	$ 15.4
Proceeds from collection of accounts and notes receivable, net	32.7
Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable, net	36.2
Proceeds from collection of accounts and notes receivable, net	$ 33.4
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, imputed interest rate	4.00%	4.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, imputed interest rate	10.40%	10.40%